Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets
Plan assets at beginning of period	$ 317,510
Plan assets at fair value at end of period	334,582	$ 317,510
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate		3.80%	4.50%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	2,074	$ 2,223	$ 5,244
Prior service credits, net of tax	21	(5)	(248)
Defined Pension Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	424,929	435,462
Service cost	0	0	780
Interest cost	14,778	16,183	18,734
Plan amendments	0	0
Plan curtailments	0	0
Benefits paid	(24,380)	(30,454)
Actuarial (gain) loss	31,895	3,738
Benefit obligation at end of period	447,222	424,929	435,462
Change in plan assets
Plan assets at beginning of period	317,510	326,458
Employer contributions	2,888	606
Actual return on plan assets	38,564	20,900
Benefits paid	(24,380)	(30,454)
Plan assets at fair value at end of period	334,582	317,510	326,458
Accrued benefit costs and funded status of the plans	(112,640)	(107,419)
Accumulated benefit obligation	$ 447,222	$ 424,929
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.67%	3.82%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.23%	4.53%
Expected rate of return on plan assets	7.60%	7.80%
Rate of compensation increase	0.00%	0.00%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$ 2,363	$ 2,228
Prior service credits, net of tax	(8)	(8)
Total	2,355	2,220
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	99,152	87,981
Prior service credits, net of tax	(366)	(343)
Total	98,786	87,638
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	(5,307)	(3,751)
Total	(5,307)	(3,751)
Other Postretirement Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	82,897	90,583
Service cost	0	0	70
Interest cost	2,869	3,363	4,592
Employee contributions	416	422
Plan amendments	0	0
Plan curtailments	0	0
Benefits paid	(4,125)	(3,310)
Actuarial (gain) loss	530	(8,161)
Benefit obligation at end of period	82,587	82,897	$ 90,583
Change in plan assets
Employer contributions	3,709	2,888
Employee contributions	416	422
Benefits paid	(4,125)	(3,310)
Accrued benefit costs and funded status of the plans	$ (82,587)	$ (82,897)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.64%	4.19%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.19%	4.50%
Rate of compensation increase	0.00%	0.00%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$ (289)	$ (5)
Prior service credits, net of tax	29	3
Total	(260)	(2)
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	(8,815)	(9,468)
Total	(8,815)	(9,468)
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	403
Prior service credits	8	8
Total	$ 411	$ 8